Interest expense and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense and finance costs
Interest incurred - debt	$ 6,245	$ 4,405	$ 6,586
Interest incurred - finance leases	11,239	9,767	9,737
Amortization of deferred finance fees	1,461	1,623	1,765
Interest rate swaps	(3,408)	407	80
Interest expense and finance costs	15,537	16,202	$ 18,168
Loss on extinguishment	$ (1,576)	$ (569)